Schedule of Restricted Stock Units Activity (Details) - Restricted Stock Units [Member] - The Arena Group Holdings Inc [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Unvested, outstanding, at beginning of year	1,636,111
Number of Shares, Vested, outstanding, at beginning of year	155,211
Weighted Average Exercise Price, outstanding, at beginning of year | $ / shares	$ 14.93
Number of Shares, Unvested granted	442,145
Weighted Average Exercise Price,Granted | $ / shares	$ 11.35
Number of Shares, Unvested, Vested	(1,074,398)
Number of Shares, Vested	1,074,398
Number of Shares, Vested, Released	(832,233)
Number of Shares, Unvested, Cancelled	(9,092)
Number of Shares, Unvested, outstanding at end of year	994,766
Number of Shares, Vested, outstanding, at end of year	397,376
Weighted Average Exercise Price, outstanding, at end of year | $ / shares	$ 15.44